Consolidated Shareholders' Equity - Summary of Options Outstanding and Exercisable (Details) - Stock Option Plan	6 Months Ended
Jun. 30, 2020 shares € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, Number of options (in shares) | shares	2,801,838
Exercisable, Number of options (in shares) | shares	2,033,998
From €50.00 to €60.00 per share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, Number of options (in shares) | shares	277,506
Weighted average residual life (years)	1 year 3 months 25 days
Weighted average exercise price of share options outstanding in share-based payment arrangement (in EUR per share)	€ 54.28
Exercisable, Number of options (in shares) | shares	277,506
Weighted average exercise price per share, Options exercisable (in EUR per share)	€ 54.28
From €60.00 to €70.00 per share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, Number of options (in shares) | shares	220,000
Weighted average residual life (years)	7 years 10 months 6 days
Weighted average exercise price of share options outstanding in share-based payment arrangement (in EUR per share)	€ 65.84
Exercisable, Number of options (in shares) | shares	0
Weighted average exercise price per share, Options exercisable (in EUR per share)	€ 0
From €70.00 to €80.00 per share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, Number of options (in shares) | shares	1,591,528
Weighted average residual life (years)	4 years 7 months 6 days
Weighted average exercise price of share options outstanding in share-based payment arrangement (in EUR per share)	€ 74.11
Exercisable, Number of options (in shares) | shares	1,371,528
Weighted average exercise price per share, Options exercisable (in EUR per share)	€ 73.69
From €80.00 to €90.00 per share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, Number of options (in shares) | shares	712,804
Weighted average residual life (years)	5 years 10 months 6 days
Weighted average exercise price of share options outstanding in share-based payment arrangement (in EUR per share)	€ 89.19
Exercisable, Number of options (in shares) | shares	384,964
Weighted average exercise price per share, Options exercisable (in EUR per share)	€ 89.38
Bottom of range | From €50.00 to €60.00 per share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options (in euros per share)	50.00
Bottom of range | From €60.00 to €70.00 per share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options (in euros per share)	60.00
Bottom of range | From €70.00 to €80.00 per share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options (in euros per share)	70.00
Bottom of range | From €80.00 to €90.00 per share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options (in euros per share)	80.00
Top of range | From €50.00 to €60.00 per share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options (in euros per share)	60.00
Top of range | From €60.00 to €70.00 per share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options (in euros per share)	70.00
Top of range | From €70.00 to €80.00 per share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options (in euros per share)	80.00
Top of range | From €80.00 to €90.00 per share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options (in euros per share)	€ 90.00